Equity Investments in OCHL (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Mar. 31, 2015
Equity Investments in OCHL [Abstract]
Revenue	$ 1,109,427	$ 2,185,959	$ 3,921,204	$ 5,322,665	$ 6,754,707	$ 7,436,877
Cost of revenue	154,107	280,110	546,480	734,179	920,667	1,101,267
Gross profit	955,320	1,905,849	3,374,724	4,588,486	5,834,040	6,335,611
Operating expenses:
Selling, general and administrative	754,219	1,442,311	2,893,306	3,809,723	4,613,058	5,262,813
Depreciation and amortization	17,576		74,828		133,106	160,142
Total operating expenses	771,795	1,442,311	2,968,134	3,809,723	4,746,164	5,422,955
Income from operations before other expenses	183,525	463,538	406,590	778,763	1,087,875	912,656
Other expenses:
Interest			28,002	64,838	45,997	92,949
Income before provision for taxes	183,525	463,538	378,588	713,925	1,041,879	819,707
Taxes	45,200	82,544	112,924	180,353	220,773	261,784
Net Incomes	$ 138,325	$ 380,994	$ 265,664	$ 533,572	$ 821,105	$ 557,923